Deposits - Summary of Deposits (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Deposits [line items]
Deposits from customers	$ 393,735,406	$ 553,946,288
Domestic currency deposits [member]
Disclosure Of Deposits [line items]
Deposits from customers	250,537,893	303,710,875
Domestic currency deposits [member] | Checking accounts [member]
Disclosure Of Deposits [line items]
Deposits from customers	67,565,801	61,308,936
Domestic currency deposits [member] | Savings accounts [member]
Disclosure Of Deposits [line items]
Deposits from customers	59,493,868	94,035,691
Domestic currency deposits [member] | Time deposits [member]
Disclosure Of Deposits [line items]
Deposits from customers	116,003,459	137,225,899
Domestic currency deposits [member] | Time deposits - UVA [member]
Disclosure Of Deposits [line items]
Deposits from customers	750,248	3,052,878
Domestic currency deposits [member] | Others [member]
Disclosure Of Deposits [line items]
Deposits from customers	1,696,681	1,959,117
Domestic currency deposits [member] | Interest and Adjustments [member]
Disclosure Of Deposits [line items]
Deposits from customers	5,027,836	6,128,354
Foreign currency deposits [member]
Disclosure Of Deposits [line items]
Deposits from customers	143,197,513	250,235,413
Foreign currency deposits [member] | Savings accounts [member]
Disclosure Of Deposits [line items]
Deposits from customers	117,866,173	211,923,669
Foreign currency deposits [member] | Time deposits [member]
Disclosure Of Deposits [line items]
Deposits from customers	24,329,623	37,018,326
Foreign currency deposits [member] | Others [member]
Disclosure Of Deposits [line items]
Deposits from customers	938,188	1,219,597
Foreign currency deposits [member] | Interest and Adjustments [member]
Disclosure Of Deposits [line items]
Deposits from customers	$ 63,529	$ 73,821